SHARE-BASED COMPENSATION - Summary of PSU and PRSU activity (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Performance and restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period (in shares)	634,000	791,000
Grants (in shares)	0	561,000
Settled (in shares)	(95,000)	(324,000)
Forfeited (in shares)	(329,000)	(394,000)
Number of units, end of period (in shares)	210,000	634,000
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period (in shares)	0	1,173,000
Settled (in shares)	0	1,173,000
Number of units, end of period (in shares)	0	0